Provisions and Contingent Liabilities - Summary of Labor, Tax and Civil Provisions (Detail) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of provisions [line items]
Provisions	$ 288.2	$ 276.7
Current	114.7	126.5
Non-current	173.5	150.2
Tax related provision on IRRF [member]
Disclosure of provisions [line items]
Provisions	11.2	8.3
Tax related provision on PIS and COFINS [member]
Disclosure of provisions [line items]
Provisions	2.6	2.8
Tax related provision on Social security contributions [member]
Disclosure of provisions [line items]
Provisions	2.0	1.8
Tax related provision on Import taxes [member]
Disclosure of provisions [line items]
Provisions	0.7	0.6
Tax related provision on IOF [member]
Disclosure of provisions [line items]
Provisions	3.7	3.3
Others tax related provisions [member]
Disclosure of provisions [line items]
Provisions	1.5	3.2
Tax related provision [member]
Disclosure of provisions [line items]
Provisions	21.7	20.0
Labor related provision on Plurimas [member]
Disclosure of provisions [line items]
Provisions	0.0	0.6
Labor related provision on class action [member]
Disclosure of provisions [line items]
Provisions	0.1	7.6
Labor related provision on reintegration [member]
Disclosure of provisions [line items]
Provisions	17.5	11.3
Overtime provision [member]
Disclosure of provisions [line items]
Provisions	6.3	5.0
Dangerousness related provision [member]
Disclosure of provisions [line items]
Provisions	1.7	2.4
Labor related provision on insalubrity [member]
Disclosure of provisions [line items]
Provisions	3.2	0.2
Labor related provision on indemnity [member]
Disclosure of provisions [line items]
Provisions	3.4	4.2
Labor related provision on third parties [member]
Disclosure of provisions [line items]
Provisions	0.6	3.0
Other labor related provision [member]
Disclosure of provisions [line items]
Provisions	3.7	4.1
Labor related provision [member]
Disclosure of provisions [line items]
Provisions	36.5	38.4
Civil related provision on Indemnity claims [member]
Disclosure of provisions [line items]
Provisions	0.2	0.2
Civil related provision [member]
Disclosure of provisions [line items]
Provisions	0.2	0.2
Provisions labor, taxes and civil [member]
Disclosure of provisions [line items]
Provisions	58.4	58.6
Current	8.4	18.7
Non-current	$ 50.0	$ 39.9